FINANCING AND LOANS - Commercial financial leasing operation (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) MW	Dec. 31, 2016 BRL (R$)
FINANCING AND LOANS
Total minimum payments for financial leases	R$ 1,077,820	R$ 1,169,504
Charges for future financing on financial leases	(473,937)	(594,950)
Present value of payments	R$ 1,077,820	1,169,504
Minimum
FINANCING AND LOANS
Installed capacity used to determine nominal value | MW	60
Maximum
FINANCING AND LOANS
Installed capacity used to determine nominal value | MW	65
Less than one year
FINANCING AND LOANS
Total minimum payments for financial leases	R$ 209,226	212,698
Present value of payments	145,324	136,662
More than one and less than five years
FINANCING AND LOANS
Total minimum payments for financial leases	836,902	836,902
Present value of payments	581,295	558,094
More than five years
FINANCING AND LOANS
Total minimum payments for financial leases	505,629	714,854
Present value of payments	R$ 351,201	R$ 474,748